Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

4) Discontinued Operations

In March 2023, the Company entered into an Asset Transfer Agreement with Alkermes Pharma Ireland Limited (“Alkermes”) (the “Transfer Agreement”). Under the terms of the Transfer Agreement, the Company transferred the rights to certain patents, trademarks, equipment, data and other rights related to ANJESO (the “Assets”) to Alkermes. The Company also withdrew the New Drug Application (“NDA”) related to ANJESO and agreed, if elected by Alkermes at a later date, to transfer such withdrawn NDA to Alkermes at no additional cost.

Additionally, under the Transfer Agreement, the Company granted Alkermes a non-exclusive, perpetual and irrevocable, royalty-free and fully paid-up worldwide license, to the additional intellectual property owned by the Company necessary to or useful to exploit ANJESO. In consideration of the transfer of the Assets, the parties agreed to the termination of (i) the Purchase and Sale Agreement, dated March 7, 2015 by and among Alkermes, the Company and the other parties thereto (as amended, the “PSA”), (ii) the Asset Transfer and License Agreement, dated April 10, 2015 by and among Alkermes, the Company and the other parties thereto (as amended, the “ATLA”); and (iii) the Development, Manufacturing and Supply Agreement, dated as of July 10, 2015 by and between the Company and Alkermes (as amended, the “Manufacturing Agreement”) between the parties related to ANJESO (the PSA, ATLA and Manufacturing Agreement, collectively, the “ANJESO Agreements”). In connection with the termination of the ANJESO Agreements, no further payments of any kind pursuant to the ANJESO Agreements are payable by the Company to Alkermes.

The accounting requirements for reporting the abandonment of ANJESO as a discontinued operation were met when the agreements with Alkermes were executed. Accordingly, the accompanying consolidated financial statements for all periods presented reflect this business as a discontinued operation.

The historical consolidated balance sheets and statements of operations of the Company and the related notes to the consolidated financial statements have been presented showing the assets, liabilities, income and expenses specific to the operations with respect to the ANJESO commercial business and related agreements with Alkermes as discontinued operations in the consolidated financial statements and prior periods have been recast. Discontinued operations include results of the Company’s commercial business except for certain corporate overhead costs, which are included in continuing operations. Notes 5, 7, 9, 11, 13, 14, and 16 were adjusted accordingly for the operations recast as discontinued operations.

The following table shows amounts included in assets and liabilities of discontinued operations, respectively, on the Company’s Consolidated Balance Sheets at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021

Current assets of discontinued operation:
Accounts receivable, net	$336	$542
Inventory	—	5,002
Prepaid expenses and other current assets	449	609
Total current assets of discontinued operation	785	6,153
Non-current assets of discontinued operation:
Property and equipment, net	695	4,946
Intangible assets, net	—	21,678
Total non-current assets of discontinued operation	695	26,624
Total assets of discontinued operation	$1,480	$32,777

Current liabilities of discontinued operation:
Accounts payable	$730	$378
Accrued expenses and other current liabilities	365	2,154
Current portion of contingent consideration	9,203	6,416
Total current liabilities of discontinued operation	10,298	8,948
Non-current liabilities of discontinued operation:
Long-term portion of contingent consideration	10,697	17,446
Total non-current liabilities of discontinued operation	10,697	17,446
Total liabilities of discontinued operation	$20,995	$26,394

The results of operations from discontinued operations for the years ended December 31, 2022 and 2021 have been reflected as discontinued operations in the consolidated statements of operations and consist of the following:

	For the Year ended December 31,
	2022	2021
Revenue, net	$1,269	$1,080

Operating expenses:
Cost of sales	7,009	2,445
Research and development	687	476
Selling, general and administrative	9,406	22,385
Amortization of intangible assets	1,997	2,576
Change in contingent consideration valuation	(2,761)	(33,312)
Loss on impairment of property and equipment	4,157	—
Loss on impairment of intangible asset	19,681	—
Total operating expenses	40,176	(5,430)
Operating (loss) income from discontinued operation	(38,907)	6,510
Other income (expense):
Other income (expense), net	316	(25)
Net (loss) income from discontinued operation	$(38,591)	$6,485

The Company sold ANJESO in the U.S. through a single third-party logistics provider (“3PL”), which took title to and control of the goods, and was considered the customer. The Company recognized revenue from ANJESO product sales at the point the title to the product is transferred to the customer and the customer obtains control of the product. The transaction price that was recognized as revenue for products includes an estimate of variable consideration for reserves, which result from discounts, returns, chargebacks, rebates, and other allowances that were offered within contracts between the Company and end-user customers, wholesalers, group purchasing organizations and other indirect customers. The Company’s payment terms were generally between thirty to ninety days.

Historically, the Company’s intangible asset was classified as an asset resulting from R&D activities. The Company determined the useful life of its asset resulting from R&D activities to be approximately 10 years, which was based on the remaining patent life, and was amortized on a straight-line basis. The Company performed an impairment test as of December 31, 2022 after identifying indicators of impairment, such as a decline in share price, the termination of the dedicated commercial team, sustained impacts of COVID-19 on the market and the discontinuation of commercialization of ANJESO, and based on the quantitative analysis an impairment loss of $19,681 was recorded during the year ended December 31, 2022, eliminating the remaining carrying value of the intangible asset.

Additionally, the Company fully reserved for its inventory balance as of December 31, 2022, and recorded an impairment loss on property and equipment of $4,157 during the year ended December 31, 2022, which represents the non-cash impairment charge recorded for assets that were previously capitalized in connection with the construction of a second manufacturing suite at the Alkermes manufacturing facility. The suite is no longer planned to be used for production.